GENERAL (Details)		1 Months Ended			6 Months Ended		12 Months Ended
	Mar. 13, 2016 USD ($)	May 18, 2016 USD ($)	Jan. 31, 2016 USD ($)	Nov. 17, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($) shares	Dec. 31, 2013 USD ($)
Issuance of shares from a public offering, inclusive of 315,000 shares of common stock pursuant to the full exercise of an overallotment option granted to the underwriters						$ 27,100,000
Issuance of shares from a public offering, inclusive of 315,000 shares of common stock pursuant to the full exercise of an overallotment option granted to the underwriters (in shares) | shares						2,415,000
Shares of common stock pursuant to the full exercise of an overallotment option granted to the underwriters | shares						315,000
Number of major customers					3	3
Cash paid for acquisition							$ 10,000,000
Cash paid for acquisition, net					$ 2,896,000	$ 0	8,800,000
Earn Out Agreement [Member]
Maximum contingent payments							$ 12,500,000
Three Customers [Member] | Sales Revenue, Net [Member]
Concentration risk, percentage					39.00%
Prevision Ltd [Member]
Payments for earn-out mechanism				$ 1,100,000
Contingent annual payments for earn-out mechanism				$ 250,000
Alternatives, Inc [Member]
Payments for earn-out mechanism			$ 3,000,000
Alvarion Technologies Ltd [Member]
Contingent annual payments for earn-out mechanism		$ 1,000,000
Cash paid for acquisition		$ 1,000,000
Safend Ltd [Member]
Cash paid for acquisition	$ 1,500,000